Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Account Hedging and for Trading Purposes (Detail) - Derivative Financial Instruments Liabilities [member] - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional value	$ 53,416,480	$ 47,053,959
Fair Value	3,426,141	2,757,342
Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,692,918	6,679,261
Fair Value	420,494	280,574
Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,110,446	8,768,040
Fair Value	1,193,307	931,445
Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,571,845	31,588,690
Fair Value	1,811,426	1,544,949
Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,200	10,160
Fair Value	404	343
Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,071	7,808
Fair Value	510	31
Up to one month [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,393,526	2,788,427
Up to one month [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,710,749	2,293,451
Up to one month [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	204,361	34,012
Up to one month [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	474,463	456,447
Up to one month [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		3,200
Up to one month [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,953	1,317
1 month to 3 months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,546,707	4,002,813
1 month to 3 months [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,744,537	1,900,241
1 month to 3 months [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	476,390	364,081
1 month to 3 months [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,304,905	1,733,475
1 month to 3 months [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,200	2,939
1 month to 3 months [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,675	2,077
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,825,059	6,351,162
3 months to 1 year [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,288,184	1,607,617
3 months to 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,631,868	859,740
3 months to 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,888,564	3,875,370
3 months to 1 year [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value		4,021
3 months to 1 year [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,443	4,414
1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,533,629	11,284,012
1 - 3 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	721,546	585,716
1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,005,297	2,423,081
1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,806,786	8,275,215
3 - 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,320,646	9,993,476
3 - 5 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	93,572	84,120
3 - 5 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,522,025	2,524,421
3 - 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,705,049	7,384,935
More than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,796,913	12,634,069
More than 5 years [member] | Currency forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	134,330	208,116
More than 5 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,270,505	2,562,705
More than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 10,392,078	$ 9,863,248